UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23876

Grayscale Funds Trust

(Exact name of registrant as specified in charter)

290 Harbor Drive

Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Edward McGee

Grayscale Advisors, LLC

290 Harbor Drive, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

(212) 668-1427

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Grayscale Bitcoin Adopters ETF
BCOR (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Grayscale Bitcoin Adopters ETF for the period of April 30, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://etfs.grayscale.com/bcor. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Adopters ETF	$40	0.59%
*	Costs included are for the period April 30, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 30, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was 3.64%. The Fund seeks to track the  Indxx Bitcoin Adopters Index which had a total return of 1.68%.
Performance through the third quarter of the year was positive as it reflected rising bitcoin prices and increased valuations among companies associated with corporate bitcoin adoption. During the fourth quarter, declines in bitcoin prices and equity market volatility negatively impacted these holdings, reducing returns for the full reporting period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2025)
Grayscale Bitcoin Adopters ETF NAV	3.64
Indxx Bitcoin Adopters Index	1.68
S&P 500 TR Index	24.17
Visit https://etfs.grayscale.com/bcor for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Grayscale Bitcoin Adopters ETF	PAGE 1	TSR-AR-38963H503

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,307,908
Number of Holdings	47
Net Advisory Fee	$15,230
Portfolio Turnover	55%
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Common Stocks	99.7%
Money Market Funds	2.6%
Investments Purchased with Proceeds from Securities Lending	0.2%
Cash & Other	-2.5%

Top 10 Issuers	(%)
Strategy, Inc.	20.3%
Tesla, Inc.	19.6%
MercadoLibre, Inc.	4.8%
Nexon Co. Ltd.	4.8%
Block, Inc.	4.8%
GameStop Corp.	4.5%
Trump Media & Technology Group Corp.	4.4%
Coinbase Global, Inc.	4.4%
Galaxy Digital, Inc.	4.3%
Bullish	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/bcor.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Adopters ETF	PAGE 2	TSR-AR-38963H503

Grayscale Bitcoin Covered Call ETF
BTCC (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Grayscale Bitcoin Covered Call ETF for the period of April 2, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://etfs.grayscale.com/btcc. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Covered Call ETF	$48	0.65%
*	Costs included are for the period April 2, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 2, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was -5.06% compared to the return of 3.05% of the CoinDesk Bitcoin Index (XBX), a bitcoin spot index, underperforming the Index by 8.11% for the reporting period. During the period, the Fund’s relative performance reflected its option-based income strategy, which limited participation during periods of rising  bitcoin prices while providing partial downside mitigation during periods of declining prices. Selling a call option caps upside participation because the fund is short a call at a defined strike, either at-the-money (ATM, where the strike is approximately equal to the current price) or out-of-the-money (OTM, where the strike is above the current price). The option premium collected contributes positively to overall returns in flat or declining markets. However, if the underlying price rises above the strike plus the premium received, the Fund’s short call position may limit upside participation relative to the underlying reference asset.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/02/2025)
Grayscale Bitcoin Covered Call ETF NAV	-5.06
S&P 500 TR Index	22.67
CoinDesk Bitcoin Index	3.05
Visit https://etfs.grayscale.com/btcc for more recent performance information.
Grayscale Bitcoin Covered Call ETF	PAGE 1	TSR-AR-38963H305

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$23,939,018
Number of Holdings	3
Net Advisory Fee	$97,858
Portfolio Turnover	—%
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Money Market Funds	83.2%
Purchased Options	18.1%
Written Options	-1.2%
Cash & Other	-0.1%

Top 10 Issuers	(%)
First American Government Obligations Fund	83.2%
Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $52.89	18.1%
Grayscale Bitcoin Trust ETF, Expiration: 01/09/2026; Exercise Price: $69.91	-1.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/btcc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Covered Call ETF	PAGE 2	TSR-AR-38963H305

Grayscale Bitcoin Miners ETF
MNRS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Grayscale Bitcoin Miners ETF for the period of January 30, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://etfs.grayscale.com/mnrs. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Miners ETF	$60	0.59%
*	Costs included are for the period January 30, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 30, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was 19.18%. The Fund seeks to track the Indxx Bitcoin Miners Index which had a total return of 19.19% over the same period.
During the second and third quarters of 2025 the Fund benefited from rising bitcoin prices and increased valuations of bitcoin mining-related holdings. During the fourth quarter of 2025, declines in bitcoin prices and broader equity market volatility negatively impacted mining-related securities, resulting in a reduction of gains achieved earlier in the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/30/2025)
Grayscale Bitcoin Miners ETF NAV	19.18
Indxx Bitcoin Miners Index	19.19
S&P 500 TR Index	14.72
Visit https://etfs.grayscale.com/mnrs for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Grayscale Bitcoin Miners ETF	PAGE 1	TSR-AR-38963H206

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,900,917
Number of Holdings	27
Net Advisory Fee	$42,671
Portfolio Turnover	65%
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Common Stocks	100.6%
Investments Purchased with Proceeds from Securities Lending	1.6%
Money Market Funds	0.6%
Cash & Other	-2.8%

Top 10 Issuers	(%)
IREN Ltd.	14.5%
Applied Digital Corp.	11.6%
Cipher Mining, Inc.	9.8%
Bitdeer Technologies Group	4.5%
Core Scientific, Inc.	4.3%
Riot Platforms, Inc.	4.2%
Terawulf, Inc.	4.2%
Cango, Inc.	4.2%
Hive Digital Technologies Ltd.	4.2%
MARA Holdings, Inc.	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/mnrs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Miners ETF	PAGE 2	TSR-AR-38963H206

Grayscale Bitcoin Premium Income ETF
BPI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Grayscale Bitcoin Premium Income ETF for the period of April 2, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://etfs.grayscale.com/bpi. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Premium Income ETF	$49	0.65%
*	Costs included are for the period April 2, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 2, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was 0.47% compared to the return of 3.05% of the CoinDesk Bitcoin Index (XBX), a bitcoin spot index, underperforming the Index by 2.58% for the reporting period. Relative performance reflected the Fund’s balanced approach between income generation and participation in  bitcoin price movements, which moderates returns during periods of strong index performance. Selling a call option caps upside participation because the fund is short a call at a defined strike, either at-the-money (ATM, where the strike is approximately equal to the current price) or out-of-the-money (OTM, where the strike is above the current price). The option premium collected contributes positively to overall returns in flat or declining markets. However, if the underlying price rises above the strike plus the premium received,  the Fund’s short call position may limit upside participation relative to the underlying reference asset.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/02/2025)
Grayscale Bitcoin Premium Income ETF NAV	0.47
S&P 500 TR Index	22.67
CoinDesk Bitcoin Index	3.05
Visit https://etfs.grayscale.com/bpi for more recent performance information.
Grayscale Bitcoin Premium Income ETF	PAGE 1	TSR-AR-38963H404

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,926,394
Number of Holdings	3
Net Advisory Fee	$22,474
Portfolio Turnover	—%
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Money Market Funds	88.5%
Purchased Options	11.8%
Written Options	-0.5%
Cash & Other	0.2%

Top 10 Issuers	(%)
First American Government Obligations Fund	88.5%
Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $60.82	11.8%
Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $76.03	-0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/bpi.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Bitcoin Premium Income ETF	PAGE 2	TSR-AR-38963H404

Grayscale Ethereum Covered Call ETF
ETCO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Grayscale Ethereum Covered Call ETF for the period of September 4, 2025 (commencement of operations), to December 31, 2025. You can find additional information about the Fund at https://etfs.grayscale.com/etco. You can also request this information by contacting us at 1-866-775-0131.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Ethereum Covered Call ETF	$19	0.65%
*	Costs included are for the period September 4, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period September 4, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was -25.14% compared to the return of -33.62% of the CoinDesk Ethereum Index (ETX), an ether spot index, outperforming the Index by 8.48% for the reporting period. The Fund’s relative outperformance during the reporting period was primarily attributable to option premium income, which partially offset declines in the price of ether. Selling a call option caps upside participation because the Fund is short a call at a defined strike, either at-the-money (ATM, where the strike is approximately equal to the current price) or out-of-the-money (OTM, where the strike is above the current price). The option premium collected contributes positively to overall returns in flat or declining markets. However, if the underlying price rises above the strike plus the premium received,  the Fund’s short call position may limit upside participation relative to the underlying reference asset.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/04/2025)
Grayscale Ethereum Covered Call ETF NAV	-25.14
S&P 500 TR Index	6.58
CoinDesk Ethereum Index	-33.62
Grayscale Ethereum Covered Call ETF	PAGE 1	TSR-AR-38963H602

Visit https://etfs.grayscale.com/etco for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,273,646
Number of Holdings	3
Net Advisory Fee	$11,983
Portfolio Turnover	—%
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Money Market Funds	81.9%
Purchased Options	19.0%
Written Options	-0.9%
Cash & Other	0.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	81.9%
Grayscale Ethereum Mini Trust ETF, Expiration: 01/16/2026; Exercise Price: $21.00	19.0%
Grayscale Ethereum Mini Trust ETF, Expiration: 01/09/2026; Exercise Price $29.00	-0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etfs.grayscale.com/etco.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Grayscale Funds documents not be  householded, please contact Grayscale Funds at 1-866-775-0131, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Grayscale Funds or your financial intermediary.
Grayscale Ethereum Covered Call ETF	PAGE 2	TSR-AR-38963H602

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Donna Milia is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2025
(a) Audit Fees	$90,000
(b) Audit-Related Fees	$0
(c) Tax Fees	$36,800
(d) All Other Fees	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 12/31/2025
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025
Registrant	$32,000
Registrant’s Investment Adviser	$4,800

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GRAYSCALE BITCOIN ADOPTERS ETF (BCOR)
GRAYSCALE BITCOIN COVERED CALL ETF (BTCC)
GRAYSCALE BITCOIN MINERS ETF (MNRS)
GRAYSCALE BITCOIN PREMIUM INCOME ETF (BPI)
Grayscale Ethereum Covered Call ETF (ETCO)
Core Financial Statements
December 31, 2025

GRAYSCALE BITCOIN ADOPTERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 9.9%
Boyaa Interactive International Ltd.	21,000	$9,227
Nexon Co. Ltd.	6,500	158,701
Rumble, Inc.(a)	1,007	6,364
Trump Media & Technology Group Corp.(a)	11,117	147,189
Wemade Co. Ltd.(a)	407	7,049
		328,530
Consumer Discretionary - 33.9%(b)
Cango, Inc. - Class A(a)(c)	3,977	5,965
Convano, Inc.(a)	9,500	6,788
Empery Digital, Inc.(a)	1,831	8,359
GameStop Corp. - Class A(a)	7,363	147,849
MercadoLibre, Inc.(a)	79	159,127
Metaplanet, Inc.(a)	53,300	137,717
NET Holding AS(a)	6,099	6,879
Tesla, Inc.(a)	1,440	647,597
		1,120,281
Energy - 0.4%
Alliance Resource Partners LP	628	14,588
Financials - 20.5%
Block, Inc.(a)	2,423	157,713
Bullish(a)	3,692	139,816
Coinbase Global, Inc. - Class A(a)	649	146,765
Coinshares International Ltd.	546	6,870
Galaxy Digital, Inc. - Class A(a)	6,403	143,545
Procap Financial, Inc.(a)	5,493	19,390
Strive, Inc. - Class A(a)	65,692	48,481
Virtu Financial, Inc. - Class A	431	14,361
		676,941
Health Care - 0.9%
Kindly MD, Inc.(a)	27,286	9,580
Prenetics Global Ltd.(a)	406	6,394
Semler Scientific, Inc.(a)	885	13,532
		29,506
Industrials - 0.5%
Aker ASA - Class A	214	16,294
Information Technology - 33.6%(b)
American Bitcoin Corp.(a)	2,834	4,818
Bitdeer Technologies Group(a)	463	5,190
Bitfarms Ltd.(a)	1,979	4,651
BitFuFu, Inc. - Class A(a)	1,978	5,222
BitMine Immersion Technologies, Inc.	176	4,778
Canaan, Inc. - ADR(a)	10,035	6,924
Capital B(a)	7,939	7,021
Cipher Mining, Inc.(a)	750	11,070
Cleanspark, Inc.(a)	4,977	50,367
Core Scientific, Inc.(a)	967	14,080
Exodus Movement, Inc. - Class A(a)	442	6,537
Figma, Inc. - Class A(a)	1,712	63,977

	Shares	Value
Hive Digital Technologies Ltd.(a)	1,852	$4,778
Hut 8 Corp.(a)	1,666	76,536
MARA Holdings, Inc.(a)	8,876	79,706
Phoenix Group PLC(a)	19,257	5,217
Remixpoint, Inc.(a)	4,100	6,592
Riot Platforms, Inc.(a)	6,392	80,987
Strategy, Inc. - Class A(a)	4,427	672,683
		1,111,134
TOTAL COMMON STOCKS (Cost $3,850,454)		3,297,274
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.6%
First American Government Obligations Fund - Class X, 3.67%(d)	87,781	87,781
TOTAL MONEY MARKET FUNDS (Cost $87,781)		87,781
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%
First American Government Obligations Fund - Class X, 3.67%(d)	5,161	5,161
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,161)		5,161
TOTAL INVESTMENTS - 102.5% (Cost $3,943,396)		$3,390,216
Liabilities in Excess of Other Assets - (2.5)%		(82,308)
TOTAL NET ASSETS - 100.0%		$3,307,908

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $5,126, representing 0.15% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

GRAYSCALE BITCOIN COVERED CALL ETF
CONSOLIDATED Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 18.1%(a)
Call Options - 18.1%
Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $52.89(b)(c)(d)	$18,751,148	2,743	$4,322,872
TOTAL PURCHASED OPTIONS (Cost $3,828,581)			4,322,872
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 83.2%
First American Government Obligations Fund - Class X, 3.67%(e)(f)		19,922,634	19,922,634
TOTAL MONEY MARKET FUNDS (Cost $19,922,634)			19,922,634
TOTAL INVESTMENTS - 101.3% (Cost $23,751,215)			$24,245,506
Liabilities in Excess of Other Assets - (1.3)%			(306,488)
TOTAL NET ASSETS - 100.0%			$23,939,018

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written options.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

2

GRAYSCALE BITCOIN COVERED CALL ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%
Call Options - (1.2)%
Grayscale Bitcoin Trust ETF, Expiration: 01/09/2026; Exercise Price: $69.91(a)(b)	$(18,751,148)	(2,743)	$(294,789)
TOTAL WRITTEN OPTIONS (Premiums received $387,410)			$ (294,789)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

3

GRAYSCALE BITCOIN MINERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 100.6%
Consumer Discretionary - 4.2%
Cango, Inc. - Class A(a)(b)	278,141	$417,211
Financials - 3.2%
Block, Inc.(a)	4,910	319,592
Information Technology - 93.2%(c)
American Bitcoin Corp.(a)	98,564	167,559
Applied Digital Corp.(a)	46,772	1,146,849
Bit Digital, Inc.(a)	214,061	404,575
Bitdeer Technologies Group(a)	39,880	447,055
Bitfarms Ltd.(a)	170,797	401,373
BitFuFu, Inc. - Class A(a)	12,964	34,225
Canaan, Inc. - ADR(a)	352,102	242,950
Cipher Mining, Inc.(a)	65,530	967,223
Cleanspark, Inc.(a)	39,260	397,311
Core Scientific, Inc.(a)	29,178	424,832
Crypto Flow Technology Ltd.(a)	312,000	105,022
Digi Power X, Inc.(a)	43,764	111,598
Exodus Movement, Inc. - Class A(a)	2,940	43,483
Hive Digital Technologies Ltd.(a)	159,600	411,768
Hut 8 Corp.(a)	8,609	395,497
IREN Ltd.(a)	37,890	1,431,105
MARA Holdings, Inc.(a)	45,819	411,455
Northern Data AG(a)	22,139	404,319
NVIDIA Corp.	1,685	314,253
Riot Platforms, Inc.(a)	33,040	418,617
Soluna Holdings, Inc.(a)	57,110	66,819
Terawulf, Inc.(a)	36,367	417,857
The9 Ltd. - ADR(a)	9,139	58,215
		9,223,960
TOTAL COMMON STOCKS (Cost $11,335,806)		9,960,763
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.6%
First American Government Obligations Fund - Class X, 3.67%(d)	160,989	160,989
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $160,989)		160,989

	Shares	Value
MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 3.67%(d)	54,161	$54,161
TOTAL MONEY MARKET FUNDS (Cost $54,161)		54,161
TOTAL INVESTMENTS - 102.8% (Cost $11,550,956)		$10,175,913
Liabilities in Excess of Other Assets - (2.8)%		(274,996)
TOTAL NET ASSETS - 100.0%		$9,900,917

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $159,875, representing 1.61% of net assets.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Grayscale Bitcoin Premium Income ETF
CONSOLIDATED Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 11.8%(a)
Call Options - 11.8%
Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $60.82(b)(c)(d)	$3,896,520	570	$461,550
TOTAL PURCHASED OPTIONS (Cost $406,275)			461,550
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 88.5%
First American Government Obligations Fund - Class X, 3.67%(e)(f)		3,475,940	3,475,940
TOTAL MONEY MARKET FUNDS (Cost $3,475,940)			3,475,940
TOTAL INVESTMENTS - 100.3% (Cost $3,882,215)			$3,937,490
Liabilities in Excess of Other Assets - (0.3)%			(11,096)
TOTAL NET ASSETS - 100.0%			$3,926,394

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written options.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

5

GRAYSCALE BITCOIN PREMIUM INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.5)%
Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $76.03(a)(b)	$(3,896,520)	(570)	$(21,229)
TOTAL WRITTEN OPTIONS (Premiums received $33,765)			$(21,229)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

Grayscale Ethereum Covered Call ETF
CONSOLIDATED Schedule of Investments
December 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 19.0%(a)
Call Options - 19.0%
Grayscale Ethereum Mini Trust ETF, Expiration: 01/16/2026; Exercise Price: $21.00(b)(c)(d)	$4,433,480	1,580	$1,192,900
TOTAL PURCHASED OPTIONS (Cost $887,587)			1,192,900
		Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 81.9%
First American Government Obligations Fund - Class X, 3.67%(e)(f)		5,138,457	5,138,457
TOTAL MONEY MARKET FUNDS (Cost $5,138,457)			5,138,457
TOTAL INVESTMENTS - 100.9% (Cost $6,026,044)			$6,331,357
Liabilities in Excess of Other Assets - (0.9)%			(57,711)
TOTAL NET ASSETS - 100.0%			$6,273,646

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written options.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

7

Grayscale Ethereum Covered Call ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
December 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.9)%
Grayscale Ethereum Mini Trust ETF, Expiration: 01/09/2026; Exercise Price: $29.00(a)(b)	$(4,433,480)	(1,580)	$(55,300)
TOTAL WRITTEN OPTIONS (Premiums received $142,573)			$(55,300)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

8

GRAYSCALE FUNDS TRUST
Statements of Assets and Liabilities
December 31, 2025

	Grayscale Bitcoin Adopters ETF	Grayscale Bitcoin Covered Call ETF (Consolidated)	Grayscale Bitcoin Miners ETF	Grayscale Bitcoin Premium Income ETF (Consolidated)	Grayscale Ethereum Covered Call ETF (Consolidated)
ASSETS:
Investments, at value	$3,390,216	$24,245,506	$10,175,913	$3,937,490	$6,331,357
Foreign currency, at value	539	—	1,411	—	—
Cash	—	—	—	12,024	—
Receivable for investments sold	641,705	—	2,150,526	—	—
Dividends receivable	1,507	2,738	118	417	999
Dividend tax reclaims receivable	93	—	384	—	—
Security lending income receivable	36	—	4,406	—	—
Total assets	4,034,096	24,248,244	12,332,758	3,949,931	6,332,356
LIABILITIES:
Written option, at value	—	294,789	—	21,229	55,300
Payable for investments purchased	618,625	—	2,211,516	—	—
Distributions payable	100,592	—	53,752	—	—
Payable upon return of securities loaned	5,161	—	160,989	—	—
Payable to Adviser	1,810	14,437	5,584	2,308	3,410
Total liabilities	726,188	309,226	2,431,841	23,537	58,710
NET ASSETS	$ 3,307,908	$ 23,939,018	$9,900,917	$3,926,394	$6,273,646
Net Assets Consists of:
Paid-in capital	$4,123,945	$23,939,017	$13,060,734	$3,926,394	$6,273,645
Total distributable earnings/(accumulated losses)	(816,037)	1	(3,159,817)	—	1
Total net assets	$ 3,307,908	$ 23,939,018	$9,900,917	$3,926,394	$6,273,646
Net assets	$3,307,908	$23,939,018	$9,900,917	$3,926,394	$6,273,646
Shares issued and outstanding(a)	130,000	1,110,000	330,000	130,000	330,000
Net asset value per share	$25.45	$21.57	$30.00	$30.20	$19.01
Cost:
Investments, at cost	$3,943,396	$23,751,215	$11,550,956	$3,882,215	$6,026,044
Foreign currency, at cost	$545	$—	$1,398	$—	$—
Proceeds:
Written options premium received	$—	$387,410	$—	$33,765	$142,573
Loaned Securities:
at value (included in investments)	$5,126	$—	$159,875	$—	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

9

GRAYSCALE FUNDS TRUST
Statements of Operations
For the Period Ended December 31, 2025

	Grayscale Bitcoin Adopters ETF(a)	Grayscale Bitcoin Covered Call ETF (Consolidated)(b)	Grayscale Bitcoin Miners ETF(c)	Grayscale Bitcoin Premium Income ETF (Consolidated)(b)	Grayscale Ethereum Covered Call ETF (Consolidated)(d)
INVESTMENT INCOME:
Dividend income	$8,170	$20,519	$9,165	$4,473	$3,145
Less: issuance fees	(475)	—	(2,673)	—	—
Less: dividend withholding taxes	(1,474)	—	(851)	—	—
Interest income	—	483,538	—	112,826	63,691
Securities lending income	90,240	—	62,883	—	—
Total investment income	96,461	504,057	68,524	117,299	66,836
EXPENSES:
Investment advisory fee	15,230	97,858	42,671	22,474	11,983
Total expenses	15,230	97,858	42,671	22,474	11,983
Net investment income	81,231	406,199	25,853	94,825	54,853
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(262,286)	(8,481,588)	(1,849,260)	(805,161)	(2,925,268)
In-kind redemptions	719,252	—	1,421,497	—	—
Written options expired or closed	—	870,268	—	88,114	571,046
Foreign currency transactions	382	—	(5)	—	—
Net realized gain (loss)	457,348	(7,611,320)	(427,768)	(717,047)	(2,354,222)
Net change in unrealized appreciation (depreciation) on:
Investments	(553,180)	494,291	(1,375,043)	55,275	305,313
Written options	—	92,621	—	12,536	87,273
Foreign currency translations	(326)	—	135	—	—
Net change in unrealized appreciation (depreciation)	(553,506)	586,912	(1,374,908)	67,811	392,586
Net realized and unrealized gain (loss)	(96,158)	(7,024,408)	(1,802,676)	(649,236)	(1,961,636)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,927)	$ (6,618,209)	$(1,776,823)	$(554,411)	$(1,906,783)

(a)	The Fund commenced operations on April 30, 2025.
(b)	The Fund commenced operations on April 2, 2025.
(c)	The Fund commenced operations on January 30, 2025.
(d)	The Fund commenced operations on September 4, 2025.
The accompanying notes are an integral part of these financial statements.

10

GRAYSCALE FUNDS TRUST
Statements of Changes in Net Assets

	Grayscale Bitcoin Adopters ETF	Grayscale Bitcoin Covered Call ETF (Consolidated)	Grayscale Bitcoin Miners ETF	Grayscale Bitcoin Premium Income ETF (Consolidated)
	Period Ended December 31, 2025(a)	Period Ended December 31, 2025(b)	Period Ended December 31, 2025(c)	Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$81,231	$406,199	$25,853	$94,825
Net realized gain (loss)	457,348	(7,611,320)	(427,768)	(717,047)
Net change in unrealized appreciation (depreciation)	(553,506)	586,912	(1,374,908)	67,811
Net increase (decrease) in net assets from operations	(14,927)	(6,618,209)	(1,776,823)	(554,411)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(102,366)	—	(53,752)	—
From return of capital	—	(9,494,720)	—	(757,370)
Total distributions to shareholders	(102,366)	(9,494,720)	(53,752)	(757,370)
CAPITAL TRANSACTIONS:
Shares sold	5,103,431	46,907,017	17,207,519	8,414,328
Shares redeemed	(1,678,607)	(6,870,468)	(5,476,027)	(3,178,896)
ETF transaction fees	377	15,398	—	2,743
Net increase (decrease) in net assets from capital transactions	3,425,201	40,051,947	11,731,492	5,238,175
Net increase (decrease) in net assets	3,307,908	23,939,018	9,900,917	3,926,394
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$3,307,908	$ 23,939,018	$9,900,917	$3,926,394
SHARES TRANSACTIONS
Shares sold	180,000	1,360,000	520,000	210,000
Shares redeemed	(50,000)	(250,000)	(190,000)	(80,000)
Total increase (decrease) in shares outstanding	130,000	1,110,000	330,000	130,000

(a)	The Fund commenced operations on April 30, 2025.
(b)	The Fund commenced operations on April 2, 2025.
(c)	The Fund commenced operations on January 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

GRAYSCALE FUNDS TRUST
Statements of Changes in Net Assets(Continued)

Grayscale Ethereum Covered Call ETF (Consolidated)
Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$54,853
Net realized gain (loss)	(2,354,222)
Net change in unrealized appreciation (depreciation)	392,586
Net increase (decrease) in net assets from operations	(1,906,783)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	(1,965,920)
Total distributions to shareholders	(1,965,920)
CAPITAL TRANSACTIONS:
Shares sold	13,378,242
Shares redeemed	(3,236,457)
ETF transaction fees	4,564
Net increase (decrease) in net assets from capital transactions	10,146,349
Net increase (decrease) in net assets	6,273,646
NET ASSETS:
Beginning of the period	—
End of the period	$6,273,646
SHARES TRANSACTIONS
Shares sold	440,000
Shares redeemed	(110,000)
Total increase (decrease) in shares outstanding	330,000

(a)	The Fund commenced operations on September 4, 2025.
The accompanying notes are an integral part of these financial statements.

12

Grayscale Bitcoin Adopters ETF
Financial Highlights
Period Ended December 31, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$25.31
INVESTMENT OPERATIONS:
Net investment income(b)	0.66
Net realized and unrealized gain (loss) on investments(c)	0.27
Total from investment operations	0.93
LESS DISTRIBUTIONS FROM:
Net investment income	(0.79)
Total distributions	(0.79)
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$25.45
Total return(e)	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,308
Ratio of expenses to average net assets(f)	0.59%
Ratio of net investment income (loss) to average net assets(f)	3.15%
Portfolio turnover rate(e)(g)	55%

(a)	The Fund commenced operations on April 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

Grayscale Bitcoin Covered Call ETF
CONSOLIDATED Financial Highlights
Period Ended December 31, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$35.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.59
Net realized and unrealized gain (loss) on investments(c)	(0.31)
Total from investment operations	0.28
LESS DISTRIBUTIONS FROM:
Return of capital	(13.73)
Total distributions	(13.73)
ETF transaction fees per share	0.02
Net asset value, end of period	$21.57
Total return(d)	−5.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$23,939
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.70%
Portfolio turnover rate(d)(f)	—%

(a)	The Fund commenced operations on April 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

Grayscale Bitcoin Miners ETF
Financial Highlights
Period Ended December 31, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$25.31
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain (loss) on investments(c)	4.76
Total from investment operations	4.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$30.00
Total return(d)	19.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,901
Ratio of expenses to average net assets(e)	0.59%
Ratio of net investment income (loss) to average net assets(e)	0.36%
Portfolio turnover rate(d)(f)	65%

(a)	The Fund commenced operations on January 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

Grayscale Bitcoin Premium Income ETF
CONSOLIDATED Financial Highlights
Period Ended December 31, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$34.99
INVESTMENT OPERATIONS:
Net investment income(b)	0.79
Net realized and unrealized gain (loss) on investments(c)	0.32
Total from investment operations	1.11
LESS DISTRIBUTIONS FROM:
Return of capital	(5.92)
Total distributions	(5.92)
ETF transaction fees per share	0.02
Net asset value, end of period	$30.20
Total return(d)	0.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,926
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.74%
Portfolio turnover rate(d)(f)	—%

(a)	The Fund commenced operations on April 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Grayscale Ethereum Covered Call ETF
CONSOLIDATED Financial Highlights
Period Ended December 31, 2025(a)

PER SHARE DATA:
Net asset value, beginning of period	$35.01
INVESTMENT OPERATIONS:
Net investment income(b)	0.23
Net realized and unrealized gain (loss) on investments(c)	(8.30)
Total from investment operations	(8.07)
LESS DISTRIBUTIONS FROM:
Return of capital	(7.95)
Total distributions	(7.95)
ETF transaction fees per share	0.02
Net asset value, end of period	$19.01
Total return(d)	−25.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,274
Ratio of expenses to average net assets(e)	0.65%
Ratio of net investment income (loss) to average net assets(e)	2.98%
Portfolio turnover rate(d)(f)	—%

(a)	The Fund commenced operations on September 4, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
NOTE 1 – ORGANIZATION
The Grayscale Funds Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 3, 2023. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Grayscale Bitcoin Adopters ETF (the “Bitcoin Adopters ETF”), Grayscale Bitcoin Covered Call ETF (the “Bitcoin Covered Call ETF”), Grayscale Bitcoin Premium Income ETF (the “Bitcoin Premium Income ETF”), Grayscale Bitcoin Miners ETF (the “Bitcoin Miners ETF”), and the Grayscale Ethereum Covered Call ETF (the “Ethereum Covered Call ETF”) (each a “Fund”, and together, the “Funds”), each represent a distinct series with its own investment objective and policies within the Trust.
The Grayscale Bitcoin Adopters ETF seeks investment results that track the performance (before fees and expenses) of the Indxx Bitcoin Adopters Index (the “Bitcoin Adopters Index”). The Fund commenced operations on April 30, 2025. The Grayscale Bitcoin Covered Call ETF seeks to provide current income. The Fund’s secondary objective is to participate in the returns of Bitcoin through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Fund commenced operations on April 2, 2025. The Grayscale Bitcoin Premium Income ETF seeks to provide current income while maintaining prospects for capital appreciation through the use of options on Bitcoin exchange-traded products whose investment objectives are to, before fees and expenses, track the price performance of Bitcoin. The Fund commenced operations on April 2, 2025. The Grayscale Bitcoin Miners ETF seeks investment results that track the performance (before fees and expenses) of the Indxx Bitcoin Miners Index (the “Bitcoin Miners Index”). The Fund commenced operations on January 30, 2025. The Grayscale Ethereum Covered Call ETF seeks to provide and deliver current income. The Fund seeks to provide exposure to the return of one or more exchange-traded products that provide exposure to Ether, including, but not limited to, Grayscale Ethereum Staking Trust ETF (Ticker: ETHE) and Grayscale Ethereum Mini Trust ETF (Ticker: ETH) (the “Ethereum ETPs”). The Fund commenced operations on September 4, 2025.
The end of the reporting period for the Funds is December 31, 2025, and the current fiscal periods are the periods from each Fund’s inception through December 31, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Exchange-traded options contracts are valued using the midpoint of quoted bid and ask spread prices, as provided by independent pricing sources. FLEX Options, which do not have readily available quoted market prices, are valued using a pricing model that incorporates observable market inputs, including the underlying reference asset or index value, strike price, time to expiration, interest rates, and implied volatility.

18

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Grayscale Bitcoin Adopters ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$3,297,274	$—	$—	$3,297,274
Investments Purchased with Proceeds from Securities Lending	87,781	—	—	87,781
Short-Term Investments	5,161	—	—	5,161
Total Investments	$3,390,216	$—	$—	$3,390,216

19

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Grayscale Bitcoin Covered Call ETF

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$4,322,872	$—	$4,322,872
Money Market Funds	19,922,634	—	—	19,922,634
Total Investments	$19,922,634	$4,322,872	$—	$24,245,506
Liabilities
Written Options	$—	$(294,789)	$—	$(294,789)
Total Written Options	$—	$(294,789)	$—	$(294,789)

Grayscale Bitcoin Miners ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$9,960,763	$—	$—	$9,960,763
Investments Purchased with Proceeds from Securities Lending	160,989	—	—	160,989
Short-Term Investments	54,161	—	—	54,161
Total Investments	$10,175,913	$—	$—	$10,175,913

Grayscale Bitcoin Premium Income ETF

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$461,550	$—	$461,550
Money Market Funds	3,475,940	—	—	3,475,940
Total Investments	$3,475,940	$461,550	$—	$3,937,490
Liabilities
Written Options	$—	$(21,229)	$—	$(21,229)
Total Written Options	$—	$(21,229)	$—	$(21,229)

Grayscale Ethereum Covered Call ETF

	Level 1	Level 2	Level 3	Total
Assets:
Purchased Options	$—	$1,192,900	$—	$1,192,900
Money Market Funds	5,138,457	—	—	5,138,457
Total Investments	$5,138,457	$1,192,900	$—	$6,331,357
Liabilities:
Written Options	$—	$(55,300)	$—	$(55,300)
Total Written Options	$—	$(55,300)	$—	$(55,300)

^	See Schedule of Investments for breakout of investments by sector.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

20

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
For tax purposes, the Grayscale Bitcoin Covered Call Subsidiary, Grayscale Bitcoin Premium Income Subsidiary, and Grayscale Ethereum Covered Call Subsidiary are exempted Cayman Islands investment companies. The Grayscale Bitcoin Covered Call Subsidiary, Grayscale Bitcoin Premium Income Subsidiary, and Grayscale Ethereum Covered Call Subsidiary have each received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Grayscale Bitcoin Covered Call Subsidiary, Grayscale Bitcoin Premium Income Subsidiary, and Grayscale Ethereum Covered Call Subsidiary are controlled foreign corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases or decreases in net assets from operations during the current fiscal period. Actual results could differ from those estimates.

21

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

J.
Consolidation of Subsidiaries. The Grayscale Bitcoin Covered Call Subsidiary, the Grayscale Bitcoin Premium Income Subsidiary and the Grayscale Ethereum Covered Call Subsidiary (together, the “Cayman Subsidiaries”), which are organized under the laws of the Cayman Islands, are wholly owned, and controlled by each of the Grayscale Bitcoin Premium Income ETF, the Grayscale Bitcoin Covered Call ETF and the Grayscale Ethereum Covered Call ETF, respectively (the “Options Funds”). The Cayman Subsidiaries act as an investment vehicle to facilitate entering into certain investments for the Options Funds, consistent with each Option Fund's investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of December 31, 2025, the net assets of the Bitcoin Covered Call ETF were $23,939,018, of which $4,028,082, or approximately 16.83%, represented the Bitcoin Covered Call ETF’s ownership of the shares of the Bitcoin Covered Call Subsidiary. As of December 31, 2025, the net assets of the Bitcoin Premium Income ETF were $3,926,394, of which $440,322, or approximately 11.21%, represented the Bitcoin Premium Income ETF’s ownership of the shares of the Bitcoin Premium Income Subsidiary. As of December 31, 2025, the net assets of the Ethereum Covered Call ETF were $6,273,646, of which $1,137,600, or approximately 18.13%, represented the Ethereum Covered Call ETF’s ownership of the shares of the Ethereum Covered Call Subsidiary.

K.
Segment Reporting. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Financial Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
L.
Derivatives. The Options Funds may buy and write (sell) options on securities and other assets for the purpose of realizing its investment objectives. Options may settle in cash or settle by a delivery of securities or other assets underlying the options. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised.

22

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. The Bitcoin Covered Call ETF, Bitcoin Premium Income ETF, and Ethereum Covered Call ETF invest in traditional exchange-traded and FLEX options contracts.
The following tables represent a summary of derivative instruments as of and for the period ended December 31, 2025:
Bitcoin Covered Call ETF
Statement of Assets and Liabilities - Values of Derivative Instruments as of December 31, 2025

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Location	Value	Location	Value
Equity Options Contracts	Investments, at value	$4,322,872	Written equity option contracts, at value	$294,789

The effect of Derivative Instruments on the Statement of Operations for the period ended December 31, 2025 is as follows:

Derivatives not Accounted for as Hedging Instruments	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Purchased Equity Options Contracts	$(8,481,242)	Purchased Equity Options Contracts	$494,291
Written Equity Options Contracts	$870,268	Written Equity Options Contracts	$92,621

The average monthly values of purchased and written equity options during the period ended December 31, 2025 in the Bitcoin Covered Call ETF were $4,393,568 and $(645,402), respectively.
Bitcoin Premium Income ETF
Statement of Assets and Liabilities - Values of Derivative Instruments as of December 31, 2025

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Location	Value	Location	Value
Equity Options Contracts	Investments, at value	$461,550	Written equity option contracts, at value	$21,229

The effect of Derivative Instruments on the Statement of Operations for the period ended December 31, 2025 is as follows:

Derivatives not Accounted for as Hedging Instruments	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Purchased Equity Options Contracts	$(805,026)	Purchased Equity Options Contracts	$55,275
Written Equity Options Contracts	$88,114	Written Equity Options Contracts	$12,536

23

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The average monthly values of purchased and written equity options during the period ended December 31, 2025 in the Bitcoin Premium Income ETF were $889,795 and $(69,726), respectively.
Ethereum Covered Call ETF
Statement of Assets and Liabilities - Values of Derivative Instruments as of December 31, 2025

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Location	Value	Location	Value
Equity Options Contracts	Investments, at value	$1,192,900	Written equity option contracts, at value	$55,300

The effect of Derivative Instruments on the Statement of Operations for the period ended December 31, 2025 is as follows:

Derivatives not Accounted for as Hedging Instruments	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Purchased Equity Options Contracts	$(2,925,000)	Purchased Equity Options Contracts	$305,313
Written Equity Options Contracts	$571,046	Written Equity Options Contracts	$87,273

The average monthly values of purchased and written equity options during the period ended December 31, 2025 in the Ethereum Covered Call ETF were $1,082,588 and $(328,251), respectively.
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Grayscale Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Asset Management (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation and litigation-related indemnification expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, compensation payable to a party not affiliated with the Adviser in connection with the recovery of tax reclaims, and other extraordinary or non-routine expenses. For services provided to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.59% for the Bitcoin Adopters ETF, 0.65% for the Bitcoin Covered Call ETF, 0.65% for the Bitcoin Premium Income ETF, 0.59% for the Bitcoin Miners ETF, and 0.65% for the Ethereum Covered Call ETF based on each Fund’s average daily net assets. There is no specific fee related to the management of the Cayman Subsidiaries. The Adviser is responsible for paying the Sub-Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian” and “Securities Lending Agent”), an affiliate of Fund Services, serves as the Funds’ Custodian.
A trustee and all officers are affiliated with the Adviser.

24

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
NOTE 4 – SECURITIES LENDING
The Funds may lend up to 331∕3 percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at the time the securities are loaned in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. In no event shall the margin percentage be less than 100% of the market value of the loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Funds. The Funds have the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.
As of the end of the current fiscal period, certain of the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The applicable Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The applicable Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide such Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
Bitcoin Adopters ETF	$5,126	$5,161
Bitcoin Miners ETF	159,875	160,989

*
The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to it (“Securities lending income, net”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period was $90,240 for the Bitcoin Adopters ETF and $62,883 for the Bitcoin Miners ETF.

25

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities (excluding short-term securities and in-kind transactions) for the period ended December 31, 2025 are summarized below.

	Bitcoin Adopters ETF	Bitcoin Miners ETF
Purchases:
U.S. Government	$—	$—
Other	2,218,497	5,167,943
Total Purchases	$2,218,497	$5,167,943
Sales:
U.S. Government	$—	$—
Other	1,983,223	4,934,526
Total Sales	$1,983,223	$4,934,526

For the period ended December 31, 2025, the Bitcoin Adopters ETF had $4,852,382 of creations in-kind and $1,687,641 of redemptions in-kind. For the period ended December 31, 2025, the Bitcoin Miners ETF had $16,895,921 of creations in-kind and $5,365,570 of redemptions in-kind.
NOTE 6 – INCOME TAX INFORMATION
The tax character of distributions paid to shareholders were as follows:

	Bitcoin Adopters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Ordinary income	$102,366	$—	$53,752	$—	$—
Long Term Capital Gain	—	—	—	—	—
Return of Capital	—	9,494,720	—	757,370	1,965,920
Total Distributions Paid	$102,366	$9,494,720	$53,752	$757,370	$1,965,920

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2025 were as follows:

	Bitcoin Adopters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Tax cost of investments	$3,978,970	$23,950,716	$11,652,747	$3,916,261	$6,276,056
Gross tax unrealized appreciation	$405,431	$586,912	$1,590,246	$67,811	$392,586
Gross tax unrealized depreciation	(994,191)	(586,911)	(3,067,067)	(67,811)	(392,585)
Net tax unrealized appreciation (depreciation)	(588,760)	1	(1,476,821)	—	1
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term capital gains	—	—	—	—	—
Other accumulated gain/(loss)	(227,277)	—	(1,682,996)	—	—
Distributable earnings (accumulated deficit)	$(816,037)	$ 1	$(3,159,817)	$—	$1

The difference between book and tax basis unrealized is primarily attributable to deferral of losses on wash sales, mark-to-market elections made for passive foreign investment companies, basis adjustments of partnerships, and mark-to-market on certain option contracts.

26

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
As of December 31, 2025, the Funds had the following capital loss carryovers with no expiration:

	Bitcoin Adopters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Short-Term Capital Loss Carryover	$ 224,528	$ —	$ 1,681,562	$ —	$ —
Long-Term Capital Loss Carryover	—	—	—	—	—
Total Capital Loss Carryover	$ 224,528	$—	$ 1,681,562	$—	$—

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. As of December 31, 2025, the following Funds deferred, on a tax basis, losses of:

	Bitcoin Adopters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Late Year Losses	$ 2,429	$ —	$ 1,556	$ —	$ —
Post-October Capital Losses	—	—	—	—	—

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Permanent differences primarily relate to net operating losses, in-kind redemption transactions, and income from the Subsidiaries. For the period ended December 31, 2025, the following table shows the reclassifications made:

	Bitcoin Adopters ETF	Bitcoin Covered Call ETF	Bitcoin Miners ETF	Bitcoin Premium Income ETF	Ethereum Covered Call ETF
Total distributable earnings	$ (698,744)	$6,618,210	$ (1,329,242)	$554,411	$1,906,784
Paid In Capital	$698,744	$ (6,618,210)	$1,329,242	$ (554,411)	$ (1,906,784)

NOTE 7 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees

27

GRAYSCALE FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 8 – RISKS
Concentration Risk. To the extent the Funds invest more heavily in particular industries, groups of industries, or sectors of the economy, their performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.
Derivative Instruments. The Options Funds will invest in options, a type of derivative instrument. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Options Funds. In addition, the prices of the derivative instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect may not move together as expected. Derivatives are usually traded on margin, which may subject the Options Funds to margin calls. Margin calls may force the Options Funds to liquidate assets.
NOTE 9 – NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.
NOTE 10 – SUBSEQUENT EVENTS
The Bitcoin Covered Call ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
1/14/2026	1/14/2026	1/15/2026	$0.40899515	$421,265
1/29/2026	1/29/2026	1/30/2026	$0.37073786	$381,860
2/12/2026	2/12/2026	2/13/2026	$0.36915888	$395,000
2/26/2026	2/26/2026	2/27/2026	$0.36772596	$382,435

The Bitcoin Premium Income ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
1/14/2026	1/14/2026	1/15/2026	$0.23213846	$30,178
1/29/2026	1/29/2026	1/30/2026	$0.14430769	$18,760
2/12/2026	2/12/2026	2/13/2026	$0.30769231	$40,000
2/26/2026	2/26/2026	2/27/2026	$0.12461538	$16,200

The Ethereum Covered Call ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
1/14/2026	1/14/2026	1/15/2026	$0.62104773	$273,261
1/29/2026	1/29/2026	1/30/2026	$0.28789750	$126,675
2/12/2026	2/12/2026	2/13/2026	$0.56818182	$250,000
2/26/2026	2/26/2026	2/27/2026	$0.44914186	$193,131

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

28

GRAYSCALE FUNDS TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Grayscale Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options (as applicable), of each of the Funds listed below (the “Funds”), each a series of Grayscale Funds Trust, as of December 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Grayscale Bitcoin Adopters ETF	For the period from April 30, 2025 (commencement of operations) through December 31, 2025
Grayscale Bitcoin Covered Call ETF* and Grayscale Bitcoin Premium Income ETF*	For the period from April 2, 2025 (commencement of operations) through December 31, 2025
Grayscale Bitcoin Miners ETF	For the period from January 30, 2025 (commencement of operations) through December 31, 2025
Grayscale Ethereum Covered Call ETF*	For the period from September 4, 2025 (commencement of operations) through December 31, 2025

*	The financial statements referred to throughout are consolidated.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Grayscale Advisors, LLC investment companies since 2022.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 26, 2026

29

GRAYSCALE FUNDS TRUST
TAX INFORMATION (Unaudited)
For the period ended December 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Bitcoin Adopters ETF	0.00%
Bitcoin Covered Call ETF	0.00%
Bitcoin Miners ETF	0.00%
Bitcoin Premium Income ETF	0.00%
Ethereum Covered Call ETF	0.00%

For the period ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Bitcoin Adopters ETF	6.23%
Bitcoin Covered Call ETF	0.00%
Bitcoin Miners ETF	14.47%
Bitcoin Premium Income ETF	0.00%
Ethereum Covered Call ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2025 were as follows:

Bitcoin Adopters ETF	0.00%
Bitcoin Covered Call ETF	0.00%
Bitcoin Miners ETF	0.00%
Bitcoin Premium Income ETF	0.00%
Ethereum Covered Call ETF	0.00%

30

GRAYSCALE FUNDS TRUST
INFORMATION ABOUT PROXY VOTING (Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAI”). The SAIs are available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://etfs.grayscale.com.
When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

31

GRAYSCALE FUNDS TRUST
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at https://etfs.grayscale.com.

32

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer has reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-29(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Grayscale Funds Trust

By (Signature and Title)*	/s/ Edward McGee
Edward McGee, Principal Executive Officer and Principal Financial Officer

Date	3/9/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Edward McGee
Edward McGee, Principal Executive Officer and Principal Financial Officer

Date	3/9/2026

* Print the name and title of each signing officer under his or her signature.